Offerings - Offering: 1	Apr. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	3,833,334
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 19,166,670.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,646.92
Offering Note	(1) Includes up to 500,000 additional shares of Class A common stock that the underwriters have the option to purchase. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (3) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.